UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.
(f/k/a Jennison Blend Fund, Inc.)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2010

Date of reporting period:	5/31/2010

Item 1.	Schedule of Investments

Prudential Jennison Blend Fund, Inc.

Schedule of Investments

as of May 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS 99.0%
Aerospace & Defense 2.4%
93,949	Boeing Co. (The)	$ 6,029,647
12,612	Esterline Technologies Corp.(a)	676,760
170,384	GenCorp, Inc.(a)(b)	885,997
23,624	Moog, Inc. (Class A Stock)(a)(b)	779,828
55,010	Precision Castparts Corp.	6,419,667
37,729	Spirit Aerosystems Holdings, Inc. (Class A Stock)(a)	734,961
46,661	Teledyne Technologies, Inc.(a)	1,834,244
13,901	Triumph Group, Inc.	964,868
106,048	United Technologies Corp.	7,145,514

		25,471,486
Air Freight & Logistics 0.2%
33,047	Atlas Air Worldwide Holdings, Inc.(a)	1,727,367
37,035	UTi Worldwide, Inc.(b)	535,156

		2,262,523
Airlines
50,831	AMR Corp.(a)	389,874

Auto Components 0.8%
32,667	Cooper Tire & Rubber Co.	617,733
64,061	Dorman Products, Inc.(a)	1,450,341
101,700	Lear Corp.(a)	6,882,039

		8,950,113
Biotechnology 1.4%
27,605	Alexion Pharmaceuticals, Inc.(a)	1,381,078
124,600	Celgene Corp.(a)	6,573,896
495,986	Cytokinetics, Inc.(a)	1,448,279
98,965	Gilead Sciences, Inc.(a)	3,554,823
335,066	Immunomedics, Inc.(a)(b)	1,166,030
165,320	Synta Pharmaceuticals Corp.(a)(b)	517,451

		14,641,557
Building Products 0.4%
36,258	A.O. Smith Corp.	1,690,348
62,885	AAON, Inc.(b)	1,552,002
38,494	Apogee Enterprises, Inc.	525,828

		3,768,178
Capital Markets 4.2%
282,698	Bank of New York Mellon Corp. (The)	7,689,386

169,216	BlackRock Kelso Capital Corp.(b)	1,776,768
377,848	Charles Schwab Corp. (The)	6,174,036
693,845	E*Trade Financial Corp.(a)(b)	1,026,890
93,234	Eaton Vance Corp.	2,786,764
69,896	Federated Investors, Inc. (Class B Stock)(b)	1,552,390
165,952	Gleacher & Co., Inc.(a)	653,851
32,111	Goldman Sachs Group, Inc. (The)	4,632,333
174,368	Janus Capital Group, Inc.(b)	1,858,763
24,002	Jefferies Group, Inc.(b)	559,967
286,400	Morgan Stanley	7,764,304
43,741	Prospect Capital Corp.	450,970
119,096	Safeguard Scientifics, Inc.(a)	1,345,785
341,800	TD Ameritrade Holding Corp.(a)(b)	6,060,114

		44,332,321
Chemicals 1.3%
25,371	Albemarle Corp.	1,092,475
261,900	Dow Chemical Co. (The)	7,047,729
68,729	H.B. Fuller Co.	1,465,990
29,160	Lubrizol Corp.	2,582,701
57,134	PolyOne Corp.(a)	570,769
15,550	Stepan Co.	1,121,621

		13,881,285
Commercial Banks 0.8%
33,368	Bank of the Ozarks, Inc.	1,177,557
150,983	Popular, Inc.	457,479
233,247	Wells Fargo & Co.	6,691,856

		8,326,892
Commercial Services & Supplies 1.3%
10,434	Clean Harbors, Inc.(a)	661,411
42,912	Deluxe Corp.	921,321
93,701	EnergySolutions, Inc.	585,631
25,275	United Stationers, Inc.(a)	1,476,566
50,063	Waste Connections, Inc.(a)	1,762,718
266,800	Waste Management, Inc.(b)	8,673,668

		14,081,315
Communications Equipment 2.8%
135,308	ADTRAN, Inc.(b)	3,711,499
121,160	ARRIS Group, Inc.(a)	1,329,125
368,000	Cisco Systems, Inc.(a)	8,522,880
108,283	CommScope, Inc.(a)	3,053,581
90,976	EchoStar Corp. (Class A Stock)(a)	1,913,225
19,345	F5 Networks, Inc.(a)	1,360,534
19,274	InterDigital, Inc.(a)	503,051
334,400	Juniper Networks, Inc.(a)	8,901,728
20,350	Loral Space & Communications, Inc.(a)	812,779

		30,108,402

Computers & Peripherals 4.4%
82,678	Apple, Inc.(a)	21,261,474
265,898	Hewlett-Packard Co.	12,233,967
342,488	NetApp, Inc.(a)	12,904,948

		46,400,389
Construction & Engineering 0.8%
62,311	Chicago Bridge & Iron Co. NV(a)	1,238,119
18,755	EMCOR Group, Inc.(a)	468,312
244,692	Great Lakes Dredge & Dock Corp.	1,425,331
94,969	KBR, Inc.	2,087,419
168,041	Quanta Services, Inc.(a)	3,483,490

		8,702,671
Consumer Finance 0.1%
30,652	First Cash Financial Services, Inc.(a)	644,612

Containers & Packaging 0.7%
44,035	Ball Corp.	2,168,724
76,686	Packaging Corp. of America	1,697,828
103,812	Sealed Air Corp.	2,163,442
45,493	Silgan Holdings, Inc.	1,297,915

		7,327,909
Diversified Consumer Services 1.0%
45,350	Bridgepoint Education, Inc.(a)(b)	978,199
460,500	H&R Block, Inc.	7,404,840
62,513	Lincoln Educational Services Corp.(a)	1,489,685
25,852	Weight Watchers International, Inc.	708,862

		10,581,586
Diversified Financial Services 1.7%
212,500	Bank of America Corp.	3,344,750
374,204	JPMorgan Chase & Co.	14,810,994

		18,155,744
Diversified Telecommunication Services 0.6%
21,772	AboveNet, Inc.(a)	998,464
41,021	CenturyTel, Inc.	1,408,251
142,152	Cincinnati Bell, Inc.(a)	452,043
48,897	Global Crossing Ltd.(a)	665,488
359,034	Level 3 Communications, Inc.(a)(b)	481,106
71,536	Neutral Tandem, Inc.(a)(b)	961,444
51,607	tw telecom, inc.(a)(b)	902,606

		5,869,402
Electric Utilities 1.2%
73,394	DPL, Inc.	1,837,786
89,507	El Paso Electric Co.(a)	1,774,029

87,000	Entergy Corp.	6,531,090
87,874	Northeast Utilities	2,280,330

		12,423,235
Electrical Equipment 0.3%
99,038	A123 Systems, Inc.(a)(b)	901,246
33,342	Hubbell, Inc. (Class B Stock)	1,422,036
5,927	Roper Industries, Inc.	343,885
26,146	Woodward Governor Co.	750,390

		3,417,557
Electronic Equipment & Instruments 2.1%
167,250	Agilent Technologies, Inc.(a)	5,412,210
18,666	Anixter International, Inc.(a)	886,635
160,389	Brightpoint, Inc.(a)	1,191,690
1,275,977	Flextronics International Ltd.(a)	8,370,409
24,165	FLIR Systems, Inc.(a)	688,461
124,426	Ingram Micro, Inc. (Class A Stock)(a)	2,110,265
54,439	SYNNEX Corp.(a)(b)	1,455,155
50,840	Tech Data Corp.(a)	2,066,646

		22,181,471
Energy Equipment & Services 2.6%
14,285	Atwood Oceanics, Inc.(a)	387,838
45,590	Bristow Group, Inc.(a)	1,481,675
60,072	Dresser-Rand Group, Inc.(a)	1,912,092
9,413	Dril-Quip, Inc.(a)	458,507
287,231	Halliburton Co.	7,131,946
29,286	Helix Energy Solutions Group, Inc.(a)	318,924
40,630	Oceaneering International, Inc.(a)	1,879,950
43,605	Rowan Cos., Inc.(a)	1,079,660
200,164	Schlumberger Ltd.	11,239,209
141,302	TETRA Technologies, Inc.(a)	1,421,498

		27,311,299
Food & Staples Retailing 1.1%
328,196	Kroger Co. (The)	6,606,585
53,725	Ruddick Corp.	1,774,000
118,070	United Natural Foods, Inc.(a)(b)	3,666,073

		12,046,658
Food Products 4.2%
170,683	Bunge Ltd.	8,322,503
29,267	Chiquita Brands International, Inc.(a)(b)	361,447
293,900	ConAgra Foods, Inc.	7,106,502
143,270	Del Monte Foods Co.	2,088,877
259,646	Kraft Foods, Inc. (Class A Stock)	7,425,876
28,869	Lancaster Colony Corp.(b)	1,577,979
107,647	Mead Johnson Nutrition Co.	5,309,150
10,787	Ralcorp Holdings, Inc.(a)	647,975

48,118	TreeHouse Foods, Inc.(a)(b)	2,218,240
284,845	Tyson Foods, Inc. (Class A Stock)	5,007,575
182,821	Unilever PLC (United Kingdom)	4,938,750

		45,004,874
Gas Utilities 0.2%
22,943	Atmos Energy Corp.	622,214
44,424	Energen Corp.	1,966,651

		2,588,865
Healthcare Equipment & Supplies 1.4%
53,102	Alcon, Inc.	7,459,769
18,169	American Medical Systems Holdings, Inc.(a)	409,893
86,806	Cyberonics, Inc.(a)	1,524,313
53,273	ev3, Inc.(a)	1,007,925
80,775	Insulet Corp.(a)(b)	1,176,892
19,342	Integra LifeSciences Holdings Corp.(a)	762,075
42,084	Kinetic Concepts, Inc.(a)(b)	1,742,277
33,526	Quidel Corp.(a)(b)	392,254

		14,475,398
Healthcare Providers & Services 4.9%
69,500	Air Methods Corp.(a)	2,288,635
10,885	Amedisys, Inc.(a)(b)	541,202
100,604	AMERIGROUP Corp.(a)	3,613,696
85,736	BioScrip, Inc.(a)	556,427
35,091	Centene Corp.(a)	800,776
43,646	Community Health Systems, Inc.(a)	1,701,321
110,016	Continucare Corp.(a)	425,762
57,400	Express Scripts, Inc.(a)	5,774,440
54,241	LifePoint Hospitals, Inc.(a)	1,925,013
171,911	Medco Health Solutions, Inc.(a)	9,910,669
29,024	MEDNAX, Inc.(a)	1,641,307
43,973	MWI Veterinary Supply, Inc.(a)(b)	2,155,117
238,800	Omnicare, Inc.(b)	5,996,268
87,776	Patterson Cos., Inc.	2,607,825
45,970	Providence Service Corp. (The)(a)	753,448
118,000	PSS World Medical, Inc.(a)(b)	2,703,380
229,383	Tenet Healthcare Corp.(a)	1,312,071
165,197	Universal Health Services, Inc. (Class B Stock)	7,001,049

		51,708,406
Hotels, Restaurants & Leisure 2.1%
48,602	Bob Evans Farms, Inc.	1,411,402
16,907	Burger King Holdings, Inc.	321,402
37,640	CEC Entertainment, Inc.(a)	1,522,162
99,530	Cheesecake Factory, Inc. (The)(a)(b)	2,538,015
62,897	Domino’s Pizza, Inc.(a)	817,661
16,329	Life Time Fitness, Inc.(a)(b)	605,969
194,415	Marriott International, Inc. (Class A Stock)	6,503,182
20,425	WMS Industries, Inc.(a)(b)	946,290

192,200	Yum! Brands, Inc.	7,870,590

		22,536,673
Household Durables 0.1%
15,552	Stanley Black & Decker, Inc.	867,646

Household Products 0.8%
19,378	Church & Dwight Co., Inc.(b)	1,275,266
68,000	Colgate-Palmolive Co.	5,310,120
33,438	Energizer Holdings, Inc.(a)	1,878,881

		8,464,267
Independent Power Producers & Energy Traders 0.4%
271,960	Calpine Corp.(a)	3,725,852

Industrial Conglomerates 0.7%
45,495	Carlisle Cos., Inc.	1,769,301
158,348	Koninklijke Philips Electronics NV (Netherlands), ADR(b)	4,721,937
27,778	Standex International Corp.	722,506

		7,213,744
Insurance 2.6%
24,950	Aspen Insurance Holdings Ltd.	630,237
11,764	HCC Insurance Holdings, Inc.	294,924
107,634	MBIA, Inc.(a)(b)	801,873
22,847	Platinum Underwriters Holdings Ltd.	840,998
216,857	Protective Life Corp.	4,666,763
43,062	Reinsurance Group of America, Inc. (Class A Stock)	2,022,622
164,180	StanCorp Financial Group, Inc.	7,025,262
132,900	Travelers Cos., Inc. (The)	6,574,563
15,941	White Mountains Insurance Group Ltd.(b)	5,209,519

		28,066,761
Internet & Catalog Retail 1.4%
114,875	Amazon.com, Inc.(a)	14,412,217
48,102	Vitacost.com, Inc.(a)(b)	494,008

		14,906,225
Internet Software & Services 3.2%
94,198	Baidu, Inc. (China), ADR(a)	6,896,236
24,842	Google, Inc. (Class A Stock)(a)	12,052,842
132,882	GSI Commerce, Inc.(a)	3,741,957
358,021	IAC/InterActiveCorp(a)	8,397,383
361,889	Limelight Networks, Inc.(a)	1,570,598
48,602	SAVVIS, Inc.(a)	911,530
33,692	ValueClick, Inc.(a)	391,838

		33,962,384

IT Services 3.9%
31,786	Alliance Data Systems Corp.(a)(b)	2,245,999
84,273	Broadridge Financial Solutions, Inc.	1,611,300
11,378	Global Payments, Inc.(b)	480,038
53,750	Hewitt Associates, Inc. (Class A Stock)(a)	2,002,187
56,178	International Business Machines Corp.	7,036,856
40,800	Mastercard, Inc. (Class A Stock)	8,232,216
188,478	Sapient Corp.	1,913,052
44,615	Syntel, Inc.	1,491,925
93,516	TeleTech Holdings, Inc.(a)(b)	1,209,162
70,498	Unisys Corp.(a)	1,635,554
149,000	Visa, Inc. (Class A Stock)	10,796,540
89,529	Wright Express Corp.(a)	2,811,210

		41,466,039
Leisure Equipment & Products 0.5%
100,322	Eastman Kodak Co.(a)(b)	565,816
59,142	Hasbro, Inc.	2,374,551
14,095	Polaris Industries, Inc.(b)	827,377
90,787	RC2 Corp.(a)	1,688,638

		5,456,382
Life Sciences Tools & Services 0.1%
51,333	Bruker Corp.(a)	653,726

Machinery 1.9%
67,550	AGCO Corp.(a)(b)	1,943,414
27,905	Alamo Group, Inc.	649,070
8,263	Bucyrus International, Inc.	442,566
51,903	Crane Co.	1,688,405
49,667	IDEX Corp.	1,516,830
142,400	Ingersoll-Rand PLC	5,312,944
23,621	Middleby Corp.(a)(b)	1,330,099
128,183	Mueller Water Products, Inc. (Class A Stock)	555,032
25,431	Oshkosh Corp.(a)	903,563
39,849	Pall Corp.	1,356,859
25,855	Pentair, Inc.(b)	888,378
46,562	RBC Bearings, Inc.(a)	1,303,736
93,206	SmartHeat, Inc.(a)(b)	581,605
46,173	TriMas Corp.(a)	465,886
20,510	Valmont Industries, Inc.	1,624,802

		20,563,189
Media 4.3%
540,200	Comcast Corp. (Class A Stock)	9,772,218
130,058	Gannett Co., Inc.	2,021,101
78,154	John Wiley & Sons, Inc. (Class A Stock)	3,094,899
326,370	Liberty Global, Inc., Ser. C(a)	8,374,654
276,800	Viacom, Inc. (Class B Stock)(a)	9,303,248

375,121	Walt Disney Co. (The)	12,536,544

		45,102,664
Metals & Mining 1.7%
26,048	Agnico-Eagle Mines Ltd.	1,525,892
98,500	Freeport-McMoRan Copper & Gold, Inc.	6,899,925
255,648	Hecla Mining Co.(a)(b)	1,375,386
475,700	Kinross Gold Corp.	8,186,797

		17,988,000
Multiline Retail 1.1%
133,262	Big Lots, Inc.(a)	4,708,147
121,642	Target Corp.	6,633,138

		11,341,285
Multi-Utilities 1.0%
27,707	Avista Corp.	534,745
21,862	Black Hills Corp.	627,221
78,127	MDU Resources Group, Inc.	1,460,975
21,097	OGE Energy Corp.	768,774
153,400	Sempra Energy	7,056,400

		10,448,115
Oil, Gas & Consumable Fuels 9.6%
158,982	Anadarko Petroleum Corp.	8,319,528
77,900	Apache Corp.	6,975,166
39,456	Arch Coal, Inc.	850,277
44,819	Atlas Energy, Inc.(a)(b)	1,384,011
70,469	Cabot Oil & Gas Corp.	2,444,570
110,500	Canadian Natural Resources Ltd.	7,675,330
36,550	Concho Resources, Inc.(a)	1,902,428
88,062	EOG Resources, Inc.	9,232,420
74,950	EXCO Resources, Inc.	1,292,887
32,527	Forest Oil Corp.(a)	866,519
76,949	McMoRan Exploration Co.(a)(b)	827,202
72,642	Murphy Oil Corp.	3,877,630
113,643	Noble Energy, Inc.	6,760,622
269,700	Occidental Petroleum Corp.	22,252,947
19,839	Patriot Coal Corp.(a)	330,716
228,600	Petroleo Brasileiro SA (Brazil), ADR	8,142,732
114,600	Southern Union Co.	2,494,842
192,200	Southwestern Energy Co.(a)	7,228,642
251,026	Suncor Energy, Inc. (Canada)	7,651,952
18,462	Teekay Corp.	465,796
7,096	Whiting Petroleum Corp.(a)	594,006
16,132	World Fuel Services Corp.	419,916
		101,990,139

Paper & Forest Products 0.2%
24,037	Domtar Corp.(a)(b)	1,471,064

59,111	P.H. Glatfelter	685,688

		2,156,752
Personal Products 0.2%
17,495	Herbalife Ltd.	789,899
39,947	NBTY, Inc.(a)	1,367,786

		2,157,685
Pharmaceuticals 4.1%
129,090	Abbott Laboratories	6,139,521
16,727	Endo Pharmaceuticals Holdings, Inc.(a)	350,263
164,500	Novartis AG (Switzerland), ADR(b)	7,404,145
17,791	Par Pharmaceutical Cos., Inc.(a)	493,878
31,298	Perrigo Co.	1,859,414
484,300	Pfizer, Inc.	7,375,889
195,400	Sanofi-Aventis SA (France), ADR	5,844,414
456,747	Santarus, Inc.(a)	1,319,999
60,119	Shire PLC (Ireland), ADR	3,679,884
127,383	Teva Pharmaceutical Industries Ltd. (Israel), ADR	6,983,136
43,107	Valeant Pharmaceuticals International(a)(b)	2,003,613

		43,454,156
Professional Services 0.3%
69,054	Corporate Executive Board Co. (The)	2,236,659
16,041	FTI Consulting, Inc.(a)	685,913

		2,922,572
Real Estate Investment Trusts 2.1%
5,346	Alexander’s, Inc.(b)	1,734,082
219,816	Annaly Capital Management, Inc.	3,728,079
1,290,584	Chimera Investment Corp.	5,084,901
29,366	Extra Space Storage, Inc.(b)	441,665
50,155	First Industrial Realty Trust, Inc.(a)	335,537
16,134	Getty Realty Corp.	360,111
82,713	Hospitality Properties Trust	1,861,042
40,337	Macerich Co. (The)(b)	1,668,338
644,381	MFA Financial, Inc.	4,723,313
47,141	Rayonier, Inc.	2,115,688

		22,052,756
Real Estate Management & Development 0.1%
34,310	Forestar Group, Inc.(a)	629,588

Road & Rail 0.1%
35,678	Kansas City Southern(a)	1,361,829

Semiconductors & Semiconductor Equipment 2.5%
933,266	Advanced Micro Devices, Inc.(a)	7,998,090
201,961	Amkor Technology, Inc.(a)(b)	1,375,354

79,222	Cavium Networks, Inc.(a)(b)	2,105,721
336,478	Intel Corp.	7,207,359
319,684	Kopin Corp.(a)	1,144,469
168,558	MEMC Electronic Materials, Inc.(a)(b)	1,913,133
79,590	Power Integrations, Inc.	2,704,468
176,542	RF Micro Devices, Inc.(a)	847,402
32,651	Skyworks Solutions, Inc.(a)	520,130
58,326	Tessera Technologies, Inc.(a)	1,013,706

		26,829,832
Software 5.8%
320,600	Adobe Systems, Inc.(a)	10,284,848
496,600	CA, Inc.	10,056,150
233,879	CommVault Systems, Inc.(a)(b)	5,271,633
226,019	Compuware Corp.(a)(b)	1,851,096
23,420	Ebix, Inc.(a)(b)	357,858
48,208	Informatica Corp.(a)(b)	1,243,766
489,000	Microsoft Corp.	12,616,200
73,096	Quest Software, Inc.(a)	1,414,773
564,300	Symantec Corp.(a)	7,996,131
163,477	VMware, Inc. (Class A Stock)(a)	10,823,812

		61,916,267
Specialty Retail 0.6%
29,983	Aeropostale, Inc.(a)	830,829
12,254	Childrens Place Retail Stores, Inc. (The)(a)	577,531
78,200	Pier 1 Imports, Inc.(a)	621,690
94,188	RadioShack Corp.	1,925,202
74,878	Sally Beauty Holdings, Inc.(a)	704,602
89,801	Sonic Automotive, Inc. (Class A Stock)(a)(b)	888,132
75,429	West Marine, Inc.(a)	839,525

		6,387,511
Textiles, Apparel & Luxury Goods 3.1%
58,311	Carter’s, Inc.(a)	1,781,984
183,342	Coach, Inc.	7,537,190
74,841	Maidenform Brands, Inc.(a)	1,731,821
142,784	NIKE, Inc. (Class B Stock)	10,334,706
44,910	Phillips-Van Heusen Corp.	2,457,924
61,038	Polo Ralph Lauren Corp.	5,301,761
25,464	True Religion Apparel, Inc.(a)	703,061
34,411	Unifirst Corp.	1,548,495
47,148	Warnaco Group, Inc. (The)(a)	2,008,033

		33,404,975
Thrifts & Mortgage Finance 0.1%
58,885	MGIC Investment Corp.(a)(b)	551,164

Trading Companies & Distributors
32,763	Aircastle Ltd.	322,716

Wireless Telecommunication Services 1.5%
187,496	NII Holdings, Inc.(a)	6,837,979
219,097	NTELOS Holdings Corp.	3,932,791
147,557	SBA Communications Corp. (Class A Stock)(a)(b)	4,873,808
45,694	USA Mobility, Inc.	643,371

		16,287,949

	Total common stocks (cost $883,416,437)	1,050,242,865

EXCHANGE TRADED FUND 0.2%
73,487	SPDR KBW Regional Banking ETF (cost $1,855,703)(b)	1,852,607

	Total long-term investments (cost $885,272,140)	1,052,095,472

SHORT-TERM INVESTMENT 11.0%
Affiliated Money Market Mutual Fund
	Prudential Investment Portfolios 2-Prudential Core Taxable
	Money Market Fund
	(cost $116,851,692; includes $98,054,398 of cash collateral
116,851,692	received for securities on loan)(c)(d)	116,851,692

	Total Investments 110.2% (cost $1,002,123,832)(e)	1,168,947,164
	Liabilities in excess of other assets (10.2%)	(108,381,650)

	Net Assets 100.0%	$1,060,565,514

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

SPDR—Standard & Poor’s Depositary Receipts

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $94,115,237; cash collateral of $98,054,398 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,017,930,228	$187,840,605	$(36,823,669)	$151,016,936

The difference between the book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,050,242,865	$—	$—
Exchange Traded Fund	1,852,607
Affiliated Money Market Mutual Fund	116,851,692	—	—

Total	$1,168,947,164	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds (other than ETF’s, which are valued as exchange traded securities), are valued at the closing net asset value per share of each underlying fund as reported on each business day.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc. (f/k/a Jennison Blend Fund, Inc.)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date July 28, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 28, 2010

*	Print the name and title of each signing officer under his or her signature.